ACQUISITION OF BEADELL RESOURCES LIMITED (Tables)	12 Months Ended
Dec. 31, 2020
ACQUISITION OF BEADELL RESOURCES LIMITED
Schedule of assets acquired and liabilities assumed

	Preliminary		Definitive
	Purchase Price		Purchase Price
	Allocation	Adjustments	Allocation
103,593,043 common shares issued (1)	$93,235	$—	$93,235
9,749,727 warrants issued	2,646	—	2,646
Consideration	95,881	—	95,881

Cash and cash equivalents	1,441	—	1,441
Trade and other receivables	26,733	(124)	26,609
Inventories	36,820	1,354	38,174
Other current assets	1,227	(352)	875
Restricted cash	61	—	61
Mineral properties, plant and equipment	143,147	(29,492)	113,655
Right-of-use assets	18,397	—	18,397
Exploration and evaluation assets	309	—	309
Other receivables – non-current	735	125	860
Trade payables and accrued liabilities	(29,024)	(126)	(29,150)
Borrowings	(69,473)	—	(69,473)
Lease liabilities	(18,397)	—	(18,397)
Deferred income tax liability	—	(3,457)	(3,457)
Great Panther loan advance	(2,370)	—	(2,370)
Reclamation and remediation provision	(6,375)	(6,534)	(12,909)
Other liabilities and provisions	(7,350)	(76)	(7,426)
Net identifiable assets acquired	95,881	(38,682)	57,199
Goodwill	—	38,682	38,682
	$95,881	$—	$95,881

(1) The common shares were valued at the closing price of the Company’s shares on the NYSE American on March 5, 2019 was ($0.90).

Schedule of details about amounts previously reported together with the revised amounts as if the accounting for the business combination had been accounted for as at the acquisition date

	Preliminary		Definitive
	Purchase Price		Purchase Price
	Allocation	Adjustments	Allocation
Revenue	$132,974	$—	$132,974
Cost of sales
Production costs	97,051	2,496	99,547
Amortization and depletion	21,238	61	21,299
Share-based compensation	238	—	238
General and administrative expenses	8,574	—	8,574
Exploration, evaluation, and development expenses	10,148	—	10,148
Impairment of goodwill	—	38,682	38,682
Business acquisition costs	2,863	—	2,863
Care and maintenance costs	599	—	599
Finance and other expense	12,280	808	13,088
Loss before income taxes	(20,017)	(42,047)	(62,064)
Income tax expense	891	—	891
Net loss for the year	$(20,908)	$(42,047)	$(62,955)